SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Product Information [Line Items]
Accounts Receivable, Doubtful Allowance	$ 0		$ 0		$ 15,499	$ 9,786
Inventory Write-Down			3,478	$ 32,688	65,021	10,317
Revenue Recognized with Customer Support Service	$ 219,904	$ 174,656	$ 407,629	$ 355,764	$ 723,456	$ 734,922
Revenue Recognized with Customer Support Service, Percentage	0.34	0.28	0.30	0.27	0.27	0.27
Advertising Expense	$ 700,000	$ 700,000	$ 1,400,000	$ 1,500,000	$ 3,000,000.0	$ 2,600,000
Revenue from Customer Contract to Total Consolidated Revenue, Percentage					0.02	0.03
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	32.00%	32.00%	34.00%	33.00%	32.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	15.00%	15.00%	12.00%	13.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 3 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	12.00%	15.00%	11.00%	12.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Brigadier [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	49.00%		51.00%	54.00%	49.00%	49.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Brigadier [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage					12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | The Original Sprout L L C [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage		24.00%		15.00%	12.00%	3.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | The Original Sprout L L C [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage			68.00%		73.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Grocery Industry [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	20.00%	18.00%	23.00%	20.00%	18.00%	20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Grocery Industry [Member] | Gourmet Foods [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	6.00%	10.00%	8.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Gasoline Convenience Store Sector [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	52.00%	55.00%	49.00%	53.00%	49.00%	45.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Printing Industry [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	36.00%	32.00%	38.00%	34.00%	33.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage			0.00%		0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage			25.00%		7.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 3 [Member]
Product Information [Line Items]
Concentration Risk, Percentage			1.00%		26.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 1 Or 2 Or 3 [Member]
Product Information [Line Items]
Concentration Risk, Percentage					26.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Brigadier [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	58.00%		24.00%		31.00%	40.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Brigadier [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage					39.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | The Original Sprout L L C [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage						0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | The Original Sprout L L C [Member] | Major Customer 1 Or 2 Or 3 [Member]
Product Information [Line Items]
Concentration Risk, Percentage					15.00%	39.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Grocery Industry [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage			4.00%		19.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Grocery Industry [Member] | Gourmet Foods [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage			13.00%		27.00%	27.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Gasoline Convenience Store Sector [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage			24.00%		23.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Printing Industry [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage			44.00%		40.00%